REVENUE RECOGNITION - Remaining Performance Obligations (Details) $ in Millions	Sep. 27, 2019 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue, remaining performance obligation, amount	$ 265.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-09-28
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months